Submission	Nov. 08, 2026
Submission [Line Items]
Central Index Key	0002145089
Registrant Name	Windward Bio Group AG
Registration File Number	333-299608
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES